                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

1. Name and address of issuer:

                              THE PARKSTONE GROUP OF FUNDS
                              3435 STELZER ROAD
                              COLUMBUS, OHIO 43219

2. Name of each series or class of funds for which this notice is filed:

                              See Exhibit A

3. Investment Company Act File Number:       811-5105

   Securities Act File Number:               33-13283

4. Last day of the fiscal year for which this notice is filed:

                              JUNE 30, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purpose of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24F-2 declaration:

                                                       [  ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:

                              N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24F-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                                            0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24F-2:

                                                            0

9. Number and aggregate sale price of securities sold during the fiscal year:

                              Shares       5,084,860,586.68
                              Price       $7,319,278,852.16

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                              Shares        5,084,860,586.68
                              Price        $7,319,278,852.16

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                              Shares           29,929,490.22
                              Price          $315,396,237.24

12. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal
         year in reliance on rule 24F-2:                      $7,319,278,852.16
                                                              -----------------

     (ii) Aggregate price of shares issued in connection with
          dividend reinvestment plans:                          $315,396,237.24
                                                              -----------------

    (iii) Aggregate price of shares redeemed or repurchased
          during the fiscal year:                             $6,966,115,189.85
                                                              -----------------

     (iv) Aggregate price of shares redeemed or repurchased
          and previously applied as a reduction to filing fees
          pursuant to rule 24F-2:                                         $0.00
                                                              -----------------

     (v)  Net aggregate price of securities sold and issued during
          the fiscal year in reliance on rule 24F-2:            $668,559,899.55
                                                              -----------------

     (vi) Multiplier prescribed by Section 6(b) to the Securities
          Act of 1933 or other applicable law or registration:            /3300
                                                              -----------------

    (vii) Fee Due:                                                  $202,593.91
                                                              -----------------

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures

                                                                   [ X ]

    Date of mailing or wire transfer of Filing fees to the Commission's lockbox depository:

                                   08/27/97

                                  SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

    By (Signature and Title)*   /s/ THRESA DEWAR, Treasurer
                              ------------------------------
                              Thresa Dewar, Treasurer
                              ------------------------------

Date 8/26/97
------------
* Please print the name and title of the signing officer below the signature.

                                    EXHIBIT A

                          THE PARKSTONE GROUP OF FUNDS

PRIME OBLIGATIONS FUND
U.S. GOVERNMENT OBLIGATIONS FUND
TAX-FREE FUND
TREASURY FUND
MID CAPITALIZATION FUND
SMALL CAPITALIZATION FUND
LARGE CAPITALIZATION FUND
INTERNATIONAL DISCOVERY FUND
BOND FUND
LIMITED MATURITY BOND FUND
INTERMEDIATE GOVERNMENT OBLIGATIONS FUND
U.S. GOVERNMENT INCOME FUND
BALANCED ALLOCATION FUND
EQUITY INCOME FUND
MUNICIPAL BOND FUND
MICHIGAN MUNICIPAL BOND FUND
CONSERVATIVE ALLOCATION FUND
AGGRESSIVE ALLOCATION FUND